Revenues	12 Months Ended
Dec. 31, 2025
Revenues
Revenues

19Revenues

The Company assesses revenues based upon the nature or type of services it provides and the following table presents disaggregated revenue information:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Developer Services:
Subscription	173,523	196,813	226,338	32,366
Value-Added Services	31,129	32,825	40,918	5,851
Vertical Applications	85,580	86,532	107,591	15,385
Total revenues	290,232	316,170	374,847	53,602

For the years ended December 31, 2023, 2024 and 2025, revenues recognized at a point in time are RMB163,262, RMB192,200 and RMB235,445 (US$33,668), respectively. For the years ended December 31, 2023, 2024 and 2025, revenues recognized over time are RMB126,970, RMB123,970 and RMB139,402 (US$19,934), respectively.